Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
POLICIES AND PRACTICES RELATED TO THE GRANT OF CERTAIN EQUITY AWARDS CLOSE IN TIME TO THE RELEASE OF MATERIAL NONPUBLIC INFORMATION
The Company does not currently grant new awards of stock options, stock appreciation rights, or similar option-like instruments to its executive officers, but does grant stock options to certain
non-U.S.
employees. The Company does not have any program, plan or obligation that requires us to grant equity awards on specified dates, although the Compensation Committee generally makes annual equity grants in or around March of each year. Additionally, our executive officers do not choose the grant date for their individual equity grants; instead, the grant date generally ties to date of the meeting during which the Compensation Committee approves such award. We also may make equity awards at other times during the year for new hires or for other reasons, including, for example, a job promotion. We do not time our equity award grants, including stock options, to take advantage of the release of earnings or other major announcements by us or market conditions.
In the event the Compensation Committee determines to grant new awards of stock options to our executive officers, the Board and the Compensation Committee will evaluate the appropriate steps to take in relation to the foregoing.

Award Timing Method	The Company does not currently grant new awards of stock options, stock appreciation rights, or similar option-like instruments to its executive officers, but does grant stock options to certain
non-U.S.
employees. The Company does not have any program, plan or obligation that requires us to grant equity awards on specified dates, although the Compensation Committee generally makes annual equity grants in or around March of each year.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not time our equity award grants, including stock options, to take advantage of the release of earnings or other major announcements by us or market conditions.
MNPI Disclosure Timed for Compensation Value	false